Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense Benefit

The components of income tax expense (benefit) are as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	-	-
State	-	-
	-	-
Total Income tax expense (benefit)	$-	$-

Schedule of Significant Components of Company's Deferred Income Tax Assets and Liabilities

Significant components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31, 2013	December 31, 2012
Deferred tax assets:
Net operating loss carryover	$625,396	$407,818
Accounts receivable	1,238	1,238
Fixed Assets	16,520	11,748
Total deferred tax assets	643,154	420,804

Deferred tax liabilities:
Property and equipment	-	-
Total deferred tax liabilities	-	-

Deferred tax assets, net	643,154	420,804

Valuation allowance:
Beginning of year	(420,804)	(412,519)
(Increase) decrease during year	(222,350)	(8,285)
Ending balance	(643,154)	(420,804)

Net deferred tax asset	$-	$-

Summary of Computed Effective Income Tax Rate Reconciliation

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Statutory U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal tax benefit	4.7%	4.7%
Permanent differences	-0.2%	-
Change in valuation allowance	-38.5%	-38.7%
Effective income tax rate	0.0%	0.0%